Leases - Total of Future Minimum Lease Payments and Their Present Value Under Finance Leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure Of Leases By Lessee [Line Items]
Future minimum lease payments	¥ 33,192
Less: Future interest charges	(2,813)
Present value of finance lease commitments	30,379	[1]
Not later than one year [member]
Disclosure Of Leases By Lessee [Line Items]
Future minimum lease payments	8,478
Later than one year and not later than five years [member]
Disclosure Of Leases By Lessee [Line Items]
Future minimum lease payments	19,392
Later than five years [member]
Disclosure Of Leases By Lessee [Line Items]
Future minimum lease payments	¥ 5,322

[1]	Present value of finance lease commitments is included in “Borrowings” in the consolidated statements of financial position. See Note 18 “Borrowings.”